Basic and Diluted Net Income/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net Income/(Loss) Per Share
Schedule of basic and diluted net income/(loss) per share calculated in accordance with ASC 260

	For the years ended
	December 31,
	2023	2024	2025
Net (loss)/income per ordinary share – basic:
Numerator (RMB’000):
Net (loss)/income attributable to 36Kr Holdings Inc.	(89,247)	(140,787)	11,428
Net (income)/loss attributable to non-controlling interests	(733)	4,160	(262)
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,980)	(136,627)	11,166
Denominator:
Weighted average number of ordinary shares outstanding	1,043,057,081	1,054,310,601	1,058,471,312
Denominator used in computing net (loss)/income per share - basic	1,043,057,081	1,054,310,601	1,058,471,312
Net income/(loss) per ordinary share: - basic (RMB)	(0.086)	(0.130)	0.011

Net (loss)/income per ordinary share - diluted:
Numerator (RMB’000):
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,980)	(136,627)	11,166
Net (loss)/income attributable to ordinary shareholders - diluted	(89,980)	(136,627)	11,166
Denominator:
Denominator used in computing net (loss)/income per share - basic	1,043,057,081	1,054,310,601	1,058,471,312
Share-based awards	—	—	1,551,776
Denominator used in computing net (loss)/income per share - diluted	1,043,057,081	1,054,310,601	1,060,023,088
Net (loss)/income per ordinary share – diluted (RMB)	(0.086)	(0.130)	0.011